Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment

	Wireless	Wireline	Advertising Solutions	Other	Total

Balance as of January 1, 2010	$35,037	$31,608	$5,731	$406	$72,782
Goodwill acquired	937	-	-	43	980
Other	(219)	62	-	(4)	(161)
Balance as of December 31, 2010	35,755	31,670	5,731	445	73,601
Goodwill acquired	5	-	-	-	5
Impairments	-	-	(2,745)	-	(2,745)
Other	(5)	1,968	(1,927)	(55)	(19)
Balance as of December 31, 2011	$35,755	$33,638	$1,059	$390	$70,842

Schedule Of Amortized Intangible Assets
	December 31, 2011		December 31, 2010
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,845	$5,906	$6,987	$5,240
BellSouth	9,205	7,686	9,215	6,807
AT&T Corp.	2,483	2,205	3,134	2,647
Other	350	329	350	284
Subtotal	18,883	16,126	19,686	14,978
Other	485	258	525	239
Total	$19,368	$16,384	$20,211	$15,217

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization
Indefinite-lived intangible assets not subject to amortization:
Licenses	$51,374	$50,372
Trade names	4,985	5,154
Total	$56,359	$55,526